Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000007002 [Member] | Maximus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000007002 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000007002 [Member] | Becton Dickinson And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000007002 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000007002 [Member] | State Street SPDR S And P Biotech ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000007002 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000007002 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000007002 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000007002 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000007002 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000007002 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[2]
C000007002 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[2]
C000007002 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[2]
C000007002 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[2]
C000007002 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[2]
C000007002 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[2]
C000007002 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000007002 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[2]
C000007002 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[2]
C000007002 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[2]
C000007002 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[2]
C000007002 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)	[2]
C000007002 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[2]
C000199762 [Member] | Maximus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000199762 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000199762 [Member] | Becton Dickinson And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000199762 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000199762 [Member] | State Street SPDR S And P Biotech ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000199762 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000199762 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000199762 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000199762 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000199762 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000199762 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[4]
C000199762 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[4]
C000199762 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[4]
C000199762 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[4]
C000199762 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[4]
C000199762 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[4]
C000199762 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]
C000199762 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[4]
C000199762 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[4]
C000199762 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[4]
C000199762 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[4]
C000199762 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)	[4]
C000199762 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[4]
C000007000 [Member] | Maximus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[5]
C000007000 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000007000 [Member] | Becton Dickinson And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000007000 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000007000 [Member] | State Street SPDR S And P Biotech ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000007000 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000007000 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000007000 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000007000 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000007000 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000007000 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[6]
C000007000 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[6]
C000007000 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[6]
C000007000 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[6]
C000007000 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[6]
C000007000 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[6]
C000007000 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[6]
C000007000 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[6]
C000007000 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[6]
C000007000 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[6]
C000007000 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[6]
C000007000 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)	[6]
C000007000 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[6]
C000006998 [Member] | Maximus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000006998 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000006998 [Member] | Becton Dickinson And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000006998 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000006998 [Member] | State Street SPDR S And P Biotech ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000006998 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000006998 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000006998 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000006998 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000006998 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000006998 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[8]
C000006998 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[8]
C000006998 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[8]
C000006998 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[8]
C000006998 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[8]
C000006998 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[8]
C000006998 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[8]
C000006998 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[8]
C000006998 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[8]
C000006998 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[8]
C000006998 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[8]
C000006998 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)	[8]
C000006998 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[8]
C000007001 [Member] | Maximus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[9]
C000007001 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[9]
C000007001 [Member] | Becton Dickinson And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[9]
C000007001 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[9]
C000007001 [Member] | State Street SPDR S And P Biotech ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[9]
C000007001 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[9]
C000007001 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[9]
C000007001 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000007001 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000007001 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[9]
C000007001 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[10]
C000007001 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[10]
C000007001 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[10]
C000007001 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[10]
C000007001 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[10]
C000007001 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[10]
C000007001 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[10]
C000007001 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[10]
C000007001 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[10]
C000007001 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[10]
C000007001 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[10]
C000007001 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)	[10]
C000007001 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[10]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[7]	Excludes short-term securities.
[8]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[9]	Excludes short-term securities.
[10]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.